Federated Hermes International Leaders Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Morgan Stanley Capital International Europe, Australasia and Far East Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.22%	8.93%	8.18%
Morningstar Foreign Large Blend Funds Category Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	30.11%	7.95%	7.67%
A
Prospectus [Line Items]
Average Annual Return, Percent		29.36%	7.32%	7.43%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.99%	5.52%	6.42%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.44%	5.30%	5.81%
C
Prospectus [Line Items]
Average Annual Return, Percent		34.86%	7.72%	7.38%
R
Prospectus [Line Items]
Average Annual Return, Percent		36.68%	8.36%	7.85%
IS
Prospectus [Line Items]
Average Annual Return, Percent		37.31%	8.84%	8.33%
R6
Prospectus [Line Items]
Average Annual Return, Percent		37.33%	8.90%	8.38%

[1]	The Morgan Stanley Capital International Europe, Australasia and Far East Index is an equity index which captures large- and mid-cap representation across developed market countries around the world, excluding the U.S. and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.